UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jason Hadler
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
777 E. Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1523
Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period:  January 31, 2023

Item 1. Report to Stockholders.

Retail Class  (AKREX)
Institutional Class  (AKRIX)
Supra Institutional Class  (AKRSX)

SEMI-ANNUAL REPORT
January 31, 2023

Akre Focus Fund

Table of Contents

Shareholder Letter	2
Sector Allocation	5
Schedule of Investments	6
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	15
Approval of Investment Advisory Agreement	26
Expense Examples	30
Additional Information	32
Privacy Notice	33

Akre Focus Fund

Semi-Annual Letter to Shareholders	March 2023

Dear Fellow Shareholders:

Stocks and bonds jumped out of the gate in January as investors seemed eager to put a tough 2022 behind them. The S&P 500 Index climbed 6.28% on a total return basis in January, and the Bloomberg U.S. Aggregate Bond Index jumped 3.07% to an incredible 37% annualized rate of return for bonds.

The Akre Focus Fund (the “Fund”) returned 7.99% in January, which was a continuation of fourth quarter momentum and a strong start to the new year. However, we are skeptical that recent performance is indicative of a sustained new bull market. Our skepticism is not based on macroeconomics or geopolitics. For example, we have no view on where the federal funds rate will top out, nor how the war in Ukraine will resolve. Our lens is much simpler: recent valuations for the publicly-traded businesses in our purview have not generally tempted us to part with cash. Had this recent advance started from “cheap” valuation levels instead of “less expensive,” we might feel differently.

The table below shows the returns for the Fund over various periods and since inception ended January 31, 2023.

Akre Focus Fund Average Annual Total Returns as of January 31, 2023
					Since Inception
	1 Year	3 Year	5 Year	10 Year	(8/31/09)
Akre Focus Fund –
Retail (AKREX)	-9.75	6.28	10.53	14.05	14.49
Akre Focus Fund –
Institutional (AKRIX)	-9.50	6.57	10.82	14.35	14.79
S&P 500® Index	-8.22	9.88	9.54	12.68	13.08

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling (877) 862-9556. The Fund imposes a 1.00% redemption fee on shares held less than 30 days. Performance data does not reflect the redemption fee, and if reflected, total returns would be reduced. Per the Prospectus, the Fund’s annual operating expense ratio (gross) for the Retail Class and Institutional Class shares is 1.30% and 1.04%, respectively. See the Financial Highlights in this report for the most current expense ratios.

But skepticism, as to the recent rally, is not pessimism on our part. The Fund owns what we believe to be exceptional and resilient businesses with undimmed long-term prospects for compounding economic value per share. Our constant

Akre Focus Fund

focus is the quality and prospects of individual businesses and the valuations conducive to achieving attractive long-term rates of return by owning shares in those businesses. Valuations, not quality or prospects, are all that give us pause. Even on that front, we have seen some improvement during the month of February as share prices retreated, and we adjusted our estimates following fourth quarter and year-end earnings reports.

The top five contributors to performance over the past year were O’Reilly Automotive, Constellation Software, Visa, CoStar Group, and Snowflake.

The five largest detractors from performance over the past year were CarMax, Salesforce, Adobe, KKR, and American Tower.

Our top ten holdings as of January 31, 2023, comprised approximately 80% of the Fund’s assets and were:

Top Ten Holdings as of January 31, 2023 (Unaudited)	Percentage of Net Assets

Mastercard, Inc. – Class A	14.2%
Moody’s Corp.	12.9%
American Tower Corp.	10.5%
Visa, Inc. – Class A	8.6%
Constellation Software, Inc.	8.5%
KKR & Co., Inc.	6.2%
O’Reilly Automotive, Inc.	5.5%
Roper Technologies, Inc.	5.2%
Brookfield Corp.	4.8%
CoStar Group, Inc.	4.1%

Our cash and equivalents declined from 6.7% at the end of December 2022 to 6.1% at the end of January. In part, this happened because we added to an existing position following a corporate event that created an attractive opportunity to put some cash to work, an exception to the previously mentioned lack of temptation. Otherwise, our stance on cash remains defensive as we prioritize valuation discipline and liquidity.

We thank you for your support of the Akre Focus Fund and hope you will join us for our next semi-annual investor call in May.

Sincerely,

John & Chris
Akre Capital Management, LLC

Akre Focus Fund

In our continuing desire to communicate with our fellow shareholders, we invite you to a conference call scheduled for Wednesday, May 17, 2023, at 4:00 PM Eastern Time.

On the call, we will discuss our outlook, provide some more detail about our investments, and answer questions you may have. Please submit any questions in advance by email to questions@akrecapital.com by Friday, May 12, 2023. We look forward to our chat on May 17, 2023.

Akre Focus Fund Conference Call Information

Date:	May 17, 2023
Time:	4:00 PM Eastern Time
Domestic Dial In:	(888) 575-5163

Conference Pin:	65318

Opinions expressed are those of Akre Capital Management, LLC, and are subject to change, are not guaranteed, and should not be considered recommendations to buy or sell any security.

Mutual fund investing involves risk. Principal loss is possible. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. The Fund invests in small- and medium-capitalization companies, which involve additional risks such as limited liquidity and greater volatility than larger capitalization companies. To the extent that the Fund holds large positions in cash or cash equivalents, there is a risk of lower returns and potential lost opportunities to participate in market appreciation.

Must be preceded or accompanied by a current prospectus.

The S&P 500® Index is an index of 500 large-capitalization companies selected by Standard & Poor’s Financial Services LLC. One cannot invest directly in an index.

The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.

Fund holdings are subject to change and are not recommendations to buy or sell any security.

The Akre Focus Fund is distributed by Quasar Distributors, LLC.

Akre Focus Fund

SECTOR ALLOCATION at January 31, 2023 (Unaudited)

Sector	Percent of Net Assets

Information Technology	42.3%
Financials	25.5%
Real Estate	10.5%
Consumer Discretionary	8.0%
Industrials	4.1%
Health Care	3.5%
Cash & Equivalents[1]	6.1%
Total	100.0%

1  Includes short-term investments and other assets in excess of liabilities.

The Global Industry Classification Standard (GICS®) sector and industry classifications were developed by and/or are the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s administrator, U.S. Bancorp Fund Services, LLC.

Akre Focus Fund

SCHEDULE OF INVESTMENTS at January 31, 2023 (Unaudited)

Shares		Value
COMMON STOCKS: 93.3%

Capital Markets: 24.9%
3,600,000	Brookfield Asset
	Management
	Ltd. –
	Class A [1]	$117,540,000
17,000,000	Brookfield
	Corp. –
	Class A	632,400,000
14,526,670	KKR &
	Co., Inc.	810,733,453
5,222,244	Moody’s Corp.	1,685,479,251
		3,246,152,704
Equity Real Estate
Investment Trusts: 10.5%
6,149,293	American
	Tower Corp.	1,373,690,563

IT Services: 22.8%
5,000,000	Mastercard,
	Inc. – Class A	1,853,000,000
4,900,000	Visa, Inc. –
	Class A	1,128,029,000
		2,981,029,000
Life Sciences Tools
& Services: 3.5%
1,750,000	Danaher Corp.	462,665,000

Professional Services: 4.1%
6,850,530	CoStar
	Group, Inc. [1]	533,656,287

Software: 19.5%
1,100,000	Adobe, Inc. [1]	407,374,000
11,169	Alarm.com
	Holdings, Inc. [1]	598,659
628,500	Constellation
	Software,
	Inc. [1]	1,110,412,194
1,600,600	Roper
	Technologies,
	Inc.	683,056,050
6,000,000	Topicus.com,
	Inc. [1]	346,368,043
		2,547,808,946
Specialty Retail: 8.0%
4,650,000	CarMax,
	Inc. [1]	327,592,500
900,000	O’Reilly
	Automotive,
	Inc. [1]	713,115,000
		1,040,707,500
TOTAL COMMON STOCKS
(Cost $4,429,446,956)		12,185,710,000

CONVERTIBLE PREFERRED STOCKS: 0.6%

Capital Markets: 0.6%
1,100,000	KKR &
	Co., Inc.,
	6.000%	74,316,000

TOTAL CONVERTIBLE
PREFERRED STOCKS
(Cost $55,000,000)		74,316,000

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

SCHEDULE OF INVESTMENTS at January 31, 2023 (Unaudited)

Principal
Amount		Value
SHORT-TERM INVESTMENTS: 3.8%

United States Government
Securities: 3.8%
	United States
	Treasury Bills
$200,000,000	3.988%,
	02/14/2023 [2]	$199,691,520
100,000,000	4.299%,
	02/28/2023 [2]	99,666,625
100,000,000	4.481%,
	03/09/2023 [2]	99,554,100
100,000,000	4.479%,
	03/23/2023 [2]	99,380,243
		498,292,488
TOTAL UNITED STATES
GOVERNMENT SECURITIES
(Cost $498,331,722)		498,292,488

TOTAL SHORT-TERM
INVESTMENTS
(Cost $498,331,722)		498,292,488

TOTAL INVESTMENTS
IN SECURITIES: 97.7%
(Cost $4,982,778,678)		12,758,318,488
Other Assets in Excess
of Liabilities: 2.3%		303,172,540
TOTAL NET ASSETS: 100.0%		$13,061,491,028

[1]	Non-income producing security.
[2]	Rate represents the yield to maturity from purchase price.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

STATEMENT OF ASSETS AND LIABILITIES at January 31, 2023 (Unaudited)

ASSETS
Investments in unaffiliated securities, at value
(Cost $4,982,778,678)	$12,758,318,488
Cash	296,860,707
Receivables:
Fund shares sold	15,067,293
Dividends and interest	12,442,897
Securities lending income, net	75
Prepaid expenses	135,465
Total assets	13,082,824,925

LIABILITIES
Payables:
Fund shares redeemed	7,698,959
Investment advisory fees	9,750,143
Shareholder servicing fees	1,486,883
Distribution fees - Retail Class	831,865
Fund administration fees	445,001
Transfer agent fees	481,206
Fund accounting fees	214,327
Custody fees	103,927
Audit fees	11,734
Chief Compliance Officer fees	2,001
Other accrued expenses	307,851
Total liabilities	21,333,897
NET ASSETS	$13,061,491,028

COMPONENTS OF NET ASSETS
Paid-in capital	$5,212,799,603
Total distributable earnings	7,848,691,425
Total net assets	$13,061,491,028

Net Asset Value (unlimited shares authorized):
Retail Class:
Net assets	$4,384,642,884
Shares of beneficial interest issued and outstanding	87,636,423
Net asset value, offering price, and redemption price per share	$50.03

Institutional Class:
Net assets	$7,615,693,834
Shares of beneficial interest issued and outstanding	146,710,173
Net asset value, offering price, and redemption price per share	$51.91

Supra Institutional Class:
Net assets	$1,061,154,310
Shares of beneficial interest issued and outstanding	20,292,625
Net asset value, offering price, and redemption price per share	$52.29

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

STATEMENT OF OPERATIONS For the Six Months Ended January 31, 2023 (Unaudited)

INVESTMENT INCOME
Dividends from unaffiliated securities
(net of $763,950 foreign withholding tax)	$49,082,589
Interest	2,533,859
Income from securities lending, net	2,464
Total investment income	51,618,912

EXPENSES
Investment advisory fees	59,162,394
Distribution fees – Retail Class	5,423,100
Shareholder servicing fees – Institutional Class	3,091,329
Shareholder servicing fees – Retail Class	2,039,086
Administration fees	1,635,235
Transfer agent fees	1,094,253
Fund accounting fees	640,138
Custody fees	222,856
Reports to shareholders	127,954
Trustees fees	124,566
Miscellaneous expenses	197,035
Registration expense	102,958
Insurance expenses	36,489
Audit fees	12,766
Chief Compliance Officer fees	8,086
Legal fees	4,449
Total expenses	73,922,694
Net investment income (loss)	(22,303,782)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on:
Unaffiliated investments	181,658,493
Net realized gain (loss)	181,658,493
Change in net unrealized appreciation/depreciation on:
Unaffiliated investments	(648,263,478)
Affiliated investments	3,835,969
Change in net unrealized appreciation/depreciation	(644,427,509)
Net realized and unrealized gain (loss) on investments	(462,769,016)
Net increase (decrease) in net assets resulting from operations	$(485,072,798)

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2023	Year Ended
	(Unaudited)	July 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment gain (loss)	$(22,303,782)	$(87,785,869)
Net realized gain (loss) on unaffiliated investments	181,658,493	818,281,007
Change in unrealized appreciation/depreciation
on unaffiliated investments	(648,263,478)	(2,581,313,478)
Change in unrealized appreciation/depreciation
on affiliated investments	3,835,969	(106,727,153)
Net increase (decrease) in net assets
resulting from operations	(485,072,798)	(1,957,545,493)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders – Retail Class	(263,690,340)	(220,731,580)
Net distributions to shareholders – Institutional Class	(436,322,252)	(365,494,694)
Net distributions to shareholders –
Supra Institutional Class	(64,115,175)	(48,486,445)
Total distributions to shareholders	(764,127,767)	(634,712,719)

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived from net
change in outstanding shares – Retail Class[1]	(6,665,508)	(539,598,004)
Increase (decrease) in net assets derived from net
change in outstanding shares – Institutional Class[1]	(373,291,781)	120,322,507
Increase (decrease) in net assets derived
from net change in outstanding shares –
Supra Institutional Class[1]	(32,313,803)	14,932,302
Total increase (decrease) in net assets
from capital share transactions	(412,271,092)	(404,343,195)
Total increase (decrease) in net assets	(1,661,471,657)	(2,996,601,407)

NET ASSETS
Beginning of period/year	14,722,962,685	17,719,564,092
End of period/year	$13,061,491,028	$14,722,962,685

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

[1]	Summary of share transactions is as follows:

	Six Months Ended
	January 31, 2023		Year Ended
	(Unaudited)		July 31, 2022
Retail Class:	Shares	Amount	Shares	Amount
Shares sold	2,668,096	$130,850,423	7,269,604	$434,854,792
Shares issued
in reinvestment
of distributions	5,198,097	244,466,510	3,253,182	206,869,853
Shares redeemed[2]	(7,789,054)	(381,982,441)	(20,206,638)	(1,181,322,649)
Net increase (decrease)	77,139	$(6,665,508)	(9,683,852)	$(539,598,004)

[2]	Net of redemption fees of $12,565 and $46,228, respectively.

	Six Months Ended
	January 31, 2023		Year Ended
	(Unaudited)		July 31, 2022
Institutional Class:	Shares	Amount	Shares	Amount
Shares sold	14,179,982	$717,655,504	28,190,093	$1,698,784,843
Shares issued
in reinvestment
of distributions	7,594,517	370,460,515	4,784,131	313,982,502
Shares redeemed[3]	(28,794,992)	(1,461,407,800)	(32,264,314)	(1,892,444,838)
Net increase (decrease)	(7,020,493)	$(373,291,781)	709,910	$120,322,507

[3]	Net of redemption fees of $22,342 and $79,720, respectively.

	Six Months Ended
	January 31, 2023		Year Ended
	(Unaudited)		July 31, 2022
Supra Institutional Class:	Shares	Amount	Shares	Amount
Shares sold	605,103	$31,096,302	2,095,026	$126,608,250
Shares issued
in reinvestment
of distributions	29	1,442	16	1,045
Shares redeemed[4]	(1,246,401)	(63,411,547)	(1,877,241)	(111,676,993)
Net increase (decrease)	(641,269)	$(32,313,803)	217,801	$14,932,302

[4]	Net of redemption fees of $3,134 and $10,659, respectively.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

RETAIL CLASS

	Period
	Ending
	January 31,
	2023	Year Ended July 31,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning
of period/year	$54.88	$64.13	$50.57	$43.95	$36.17	$28.87

INCOME FROM INVESTMENT OPERATIONS
Net investment
income (loss)[1]	(0.13)	(0.43)	(0.17)	(0.25)	(0.16)	(0.16)
Net realized and
unrealized gain (loss)
on investments	(1.60)	(6.48)	13.73	8.20	8.13	7.66
Total from
investment operations	(1.73)	(6.91)	13.56	7.95	7.97	7.50

LESS DISTRIBUTIONS
From net realized gain	(3.12)	(2.34)	—	(1.33)	(0.19)	(0.20)
Total distributions	(3.12)	(2.34)	—	(1.33)	(0.19)	(0.20)
Proceeds from
redemption fees	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net asset value,
end of period/year	$50.03	$54.88	$64.13	$50.57	$43.95	$36.17
Total return	(2.79)%[3]	(11.27)%	26.81%	18.54%	22.17%	26.06%

SUPPLEMENTAL DATA
Net assets, end of
period/year (millions)	$4,384.6	$4,805.3	$6,236.3	$6,134.6	$5,555.0	$4,198.6
Portfolio turnover rate	1%[3]	1%	10%	4%	3%	4%

RATIOS
Ratio of expenses to
average net assets	1.31%[4]	1.30%	1.30%	1.31%	1.32%	1.32%
Ratio of net investment
income (loss) to
average net assets	(0.52)%[4]	(0.72)%	(0.32)%	(0.55)%	(0.41)%	(0.48)%

[1]	Calculated using the average shares outstanding method.
[2]	Does not round to $0.01 or $(0.01), as applicable.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

INSTITUTIONAL CLASS

	Period
	Ending
	January 31,
	2023	Year Ended July 31,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning
of period/year	$56.74	$66.05	$51.95	$45.00	$36.93	$29.39

INCOME FROM INVESTMENT OPERATIONS
Net investment
income (loss)[1]	(0.07)	(0.28)	(0.03)	(0.14)	(0.06)	(0.07)
Net realized and
unrealized gain (loss)
on investments	(1.64)	(6.69)	14.13	8.42	8.32	7.81
Total from
investment operations	(1.71)	(6.97)	14.10	8.28	8.26	7.74

LESS DISTRIBUTIONS
From net realized gain	(3.12)	(2.34)	—	(1.33)	(0.19)	(0.20)
Total distributions	(3.12)	(2.34)	—	(1.33)	(0.19)	(0.20)
Proceeds from
redemption fees	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net asset value,
end of period/year	$51.91	$56.74	$66.05	$51.95	$45.00	$36.93
Total return	(2.66)%[3]	(11.03)%	27.14%	18.85%	22.50%	26.41%

SUPPLEMENTAL DATA
Net assets, end of
period/year (millions)	$7,615.7	$8,722.2	$10,107.4	$7,616.0	$4,993.9	$3,108.7
Portfolio turnover rate	1%[3]	1%	10%	4%	3%	4%

RATIOS
Ratio of expenses to
average net assets	1.04%[4]	1.04%	1.04%	1.05%	1.05%	1.05%
Ratio of net investment
income (loss) to
average net assets	(0.26)%[4]	(0.46)%	(0.06)%	(0.30)%	(0.15)%	(0.20)%

[1]	Calculated using the average shares outstanding method.
[2]	Does not round to $0.01 or $(0.01), as applicable.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

SUPRA INSTITUTIONAL CLASS

	Period
	Ending
	January 31,
	2023	Year Ended July 31,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning
of period/year	$57.11	$66.42	$52.19	$45.16	$37.03	$29.44

INCOME FROM INVESTMENT OPERATIONS
Net investment
income (loss)[1]	(0.05)	(0.23)	0.02	(0.09)	(0.02)	(0.04)
Net realized and
unrealized gain (loss)
on investments	(1.65)	(6.74)	14.21	8.45	8.34	7.83
Total from
investment operations	(1.70)	(6.97)	14.23	8.36	8.32	7.79

LESS DISTRIBUTIONS
From net realized gain	(3.12)	(2.34)	—	(1.33)	(0.19)	(0.20)
Total distributions	(3.12)	(2.34)	—	(1.33)	(0.19)	(0.20)
Proceeds from
redemption fees	0.00 [2]	0.00	0.00 [2]	0.00 [2]	—	—
Net asset value,
end of period/year	$52.29	$57.11	$66.42	$52.19	$45.16	$37.03
Total return	(2.62)%[3]	(10.97)%	27.27%	18.96%	22.60%	26.54%

SUPPLEMENTAL DATA
Net assets, end of
period/year (millions)	$1,061.2	$1,195.5	$1,375.9	$1,039.2	$851.6	$626.4
Portfolio turnover rate	1%[3]	1%	10%	4%	3%	4%

RATIOS
Expenses to
average net assets	0.96%[4]	0.96%	0.95%	0.95%	0.95%	0.95%
Net investment
income (loss) to
average net assets	(0.18)%[4]	(0.38)%	0.03%	(0.19)%	(0.05)%	(0.11)%

[1]	Calculated using the average shares outstanding method.
[2]	Does not round to $0.01 or $(0.01), as applicable.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

The Fund is a non-diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Fund commenced operations on August 31, 2009.

The Fund offers Retail, Institutional, and Supra Institutional Class shares. The Retail and Institutional Classes commenced operations on August 31, 2009, and the Supra Institutional Class commenced operations on August 31, 2015. Each class of shares has equal rights as to earnings and assets except that Retail Class shares bear distribution expenses and each class of shares bears its own shareholder servicing fees. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The investment objective of the Fund is to seek to achieve long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), that are traded on U.S. or foreign national securities exchanges are valued either at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs, and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

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NOTES TO FINANCIAL STATEMENTS January 31, 2023 (Unaudited) (Continued)

Debt securities are valued by using the evaluated mean price supplied by an approved independent pricing service. The independent pricing service may use various valuation methodologies, including: matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Prior to the compliance date of Rule 2a-5 on September 8, 2022, the Board of Trustees (the “Board”) had delegated day-to-day valuation issues to a Valuation Committee of the Trust, which was comprised of representatives from the Fund’s administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”). The function of the Valuation Committee was to value securities where current and reliable market quotations were not readily available or the closing price did not represent fair value by following procedures approved by the Board. These procedures considered many factors, including the type of security, size of holding, trading volume, and news events. All actions taken by the Valuation Committee were subsequently reviewed and ratified by the Board. The Valuation Committee served until September 7, 2022. Effective September 8, 2022, the Board approved Akre Capital Management, LLC (the “Advisor”), as the Fund’s valuation designee under Rule 2a-5  which shall determine fair value of securities for which readily available market quotes are not available in accordance with procedures approved by the Board.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly

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NOTES TO FINANCIAL STATEMENTS January 31, 2023 (Unaudited) (Continued)

or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability; and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements fall in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2023. See the Schedule of Investments for an industry breakout.

	Level 1	Level 2	Level 3	Total
Common Stocks	$12,185,710,000	$—	$—	$12,185,710,000
Convertible
Preferred Stocks	74,316,000	—	—	74,316,000
Short-Term
Investments	—	498,292,488	—	498,292,488
Total Investments
in Securities	$12,260,026,000	$498,292,488	$—	$12,758,318,488

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2023 (Unaudited) (Continued)

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized and realized gain or loss from investments.

The Fund does not isolate net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Such fluctuations are included with the net realized gain or loss from investments. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year. As of the most recent fiscal year ended July 31, 2022, the Fund deferred, on a tax basis, late-year losses of $46,422,822. The Fund did not defer any post-October losses or have any capital loss carry-forwards.

As of January 31, 2023, the Fund did not have any tax positions that did not meet the “more likely than not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2023 (Unaudited) (Continued)

major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts. As of January 31, 2023, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex- dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share. The Fund charges a 1.00% redemption fee on shares held less than 30 days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Fund retains the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

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NOTES TO FINANCIAL STATEMENTS January 31, 2023 (Unaudited) (Continued)

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved liquidity risk management program (the “program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

J.
Recently Issued Accounting Pronouncements. In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023, and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

K.
Subsequent Events. In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined that there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Akre Capital Management, LLC (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, and certain administrative services, and provides certain of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.90% of the average daily net assets of the Fund. The

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2023 (Unaudited) (Continued)

investment advisory fees incurred by the Fund for the six months ended January 31, 2023, are disclosed in the Statement of Operations. The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.

The Advisor has contractually agreed to reduce fees and/or pay Fund expenses in order to limit the annual ratio of expenses for shares of the Fund to 1.14% of the Fund’s average daily net assets (the “Expense Cap”), excluding distribution expenses, shareholder servicing fees, and any other class-specific expenses. The current Expense Cap for the Fund is in place indefinitely, and may be terminated at any time, and without payment of any penalty, by the Board, on behalf of the Fund, upon 60 days’ written notice to the Advisor. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three years. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursements of fees and/or expenses. Any such reimbursement is subject to the Board’s review and approval. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement. The Fund operated below the current Expense Cap and accordingly, the Advisor did not waive any fees or reimburse expenses for the six months ended January 31, 2023. Any amount due from the Advisor is paid monthly to the Fund, if applicable.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator, fund accountant, and transfer agent. In those capacities, Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Fund’s expenses, reviews expense accruals, and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Fund to Fund Services for these services for the six months ended January 31, 2023, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. U.S. Bank N.A. serves as custodian to the Fund. U.S. Bank N.A. is an affiliate of Fund Services.

The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act on behalf of the Retail Class shares and a Shareholder

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NOTES TO FINANCIAL STATEMENTS January 31, 2023 (Unaudited) (Continued)

Servicing Plan on behalf of the Retail, Institutional, and Supra Institutional Class shares. The Distribution Plan provides that the Fund may pay an annual fee to the Distributor of up to 0.25% of the average daily net assets of Retail Class shares. These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities. No distribution fees are paid by Institutional Class or Supra Institutional Class shares. Under the Shareholder Servicing Plan, the Retail, Institutional, and Supra Institutional Classes are authorized to pay an annual shareholder servicing fee of up to 0.10%, 0.10%, and 0.03% of each class’s average daily net assets, respectively. This fee is used to finance certain activities related to servicing and maintaining shareholder accounts. For the six months ended January 31, 2023, the distribution fees and shareholder servicing fees incurred by the Fund are disclosed in the Statement of Operations.

NOTE 4 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of its total asset value to brokers, dealers, and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the market value of any loaned securities at the time of the loan, plus accrued interest.

The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing year. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The Fund’s loaned securities are collateralized by cash equivalents. The cash collateral is invested by U.S. Bank N.A. in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

As of January 31, 2023, the Fund did not have any securities on loan.

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NOTES TO FINANCIAL STATEMENTS January 31, 2023 (Unaudited) (Continued)

The Fund receives cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the First American Government Obligations Fund (a money market fund subject to Rule 2a-7 under the 1940 Act). The remaining contractual maturity of all the securities lending transactions is overnight and continuous.

The interest income earned by the Fund on investments of cash collateral received from borrowers for the securities loaned to them (“Income from securities lending, net”) is reflected in the Statement of Operations.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six months ended January 31, 2023, the cost of purchases and the proceeds from the sale or maturity of securities, other than short-term investments, were $166,248,321 and $1,576,234,602, respectively.

There were no purchases, sales, or maturities of long-term U.S. Government securities for the six months ended January 31, 2023.

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended January 31, 2023 (estimated), and the year ended July 31, 2022, for the Fund was as follows:

	January 31, 2023	July 31, 2022
Distributions paid from:
Long-term capital gain[1]	$764,127,767	$634,712,719

[1]	Designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b) (3).

As of the most recent fiscal year ended July 31, 2022, the components of distributable accumulated earnings (losses) on a tax basis were as follows2:

Cost of investments	$5,713,433,330
Gross tax unrealized appreciation	8,568,472,757
Gross tax unrealized depreciation	(148,507,102)
Net tax unrealized appreciation (depreciation)	8,419,965,655
Undistributed ordinary income	—
Undistributed long-term capital gains	724,349,217
Total distributable earnings	724,349,217
Other distributable (accumulated) earnings (losses)	(46,422,882)
Total distributable (accumulated) earnings (losses)	$9,097,891,990

[2]	The difference between book basis and tax basis unrealized appreciation was attributable to wash sales.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2023 (Unaudited) (Continued)

NOTE 7 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. Credit facility activity for the six months ended January 31, 2023, was as follows:

Maximum available credit	$400,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding when in use	—
Credit facility outstanding as of January 31, 2023	—
Average interest rate when in use	—

Interest expense for the six months ended January 31, 2023, is disclosed in the Statement of Operations, if applicable.

NOTE 8 – INVESTMENTS IN AFFILIATES

Affiliated companies are those that are “affiliated persons” as defined in Section 2(a)(3) of the 1940 Act. They include, among other entities, issuers 5% or more of whose outstanding voting shares are held by the Fund. For the six months ended January 31, 2023, the Fund had the following transactions with affiliated companies:

Affiliates	Share Balance	Value
Common Stocks	January 31, 2023	July 31, 2022	Acquisitions	Dispositions
Topicus.com Inc.[1,2]	6,000,000	$336,499,649	$6,032,425	$ —

		Change in
		Unrealized
Affiliates	Realized	Appreciation/	Value	Dividend
Common Stocks	Gain (Loss)	Depreciation	July 31, 2022	Income
Topicus.com Inc.[1,2]	$—	$3,835,969	$346,368,043	$—
Total	$—	$3,835,969	$346,368,043	$—

[1]	Non-income producing security.
[2]	Security was not considered an affiliate at January 31, 2023, but was considered an affiliate at July 31, 2022.

The Fund did not have investments in majority-owned subsidiaries or controlled companies.

NOTE 9 – (COVID-19) PANDEMIC

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, amid the spread of COVID-19 variants, and the long-term impact on economies,

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2023 (Unaudited) (Continued)

markets, industries, and individual companies are not known. The operational and financial performance of individual companies and the market in general depends on future developments, including the duration and spread of any future outbreaks and the pace of recovery which may vary from market to market, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Akre Focus Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on August 17-18, 20221, the Board (which is comprised of six persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Professionally Managed Portfolios (the “Trust”) and Akre Capital Management, LLC (the “Advisor”) for the Akre Focus Fund (the “Fund”) for another annual term. At this meeting and at a prior meeting held on June 17, 2022, the Board received and reviewed substantial information regarding the Fund, the Advisor, and the services provided by the Advisor to the Fund under the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
The nature, extent, and quality of the services provided and to be provided by the Advisor under the Advisory Agreement. The Trustees considered the nature, extent, and quality of the Advisor’s overall services provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience, and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Fund. In this regard, the Board also considered that the Adviser had completed its long-term succession planning related to the founder of the firm stepping down as a portfolio manager. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer, and the Advisor’s compliance record, as well as the Advisor’s cybersecurity program, business continuity plan, and risk management process. Additionally, the Board considered how the Advisor’s business continuity plan has operated during the COVID-19 pandemic. The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with certain personnel of the Advisor by videoconference

_______________
[1]
Although the Investment Company Act requires that approval of the continuance of the Advisory Agreement be approved by the in-person vote of a majority of the Independent Trustees, the August 17-18, 2022 meeting was held virtually in reliance on an order issued by the Securities and Exchange Commission, which provides temporary relief from the in-person voting requirements in response to the COVID-19 pandemic.

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APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

to discuss fund performance and investment outlook, as well as various marketing and compliance topics. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment processes, and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality, and extent of such management services.

2.
The Fund’s historical performance and the overall performance of the Advisor. In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Fund on both an absolute basis, and in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks and the Advisor’s similarly managed accounts, all for periods ended March 31, 2022. The Board also considered performance against a smaller group of peers selected by an independent third-party consultant engaged by the Board to assist it in its 15(c) review (the “Cohort”). While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative peer group universe, the Board took into account that the investment objective and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe. When reviewing the Fund’s performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Fund and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.

The Board noted that the Fund underperformed its Morningstar peer group median for the one-year and three-year periods and outperformed for the five-year period. The Board noted that the Fund underperformed its Cohort average for the one-, three- and five-year periods.

The Board also considered the performance of the Fund against its broad-based securities market benchmark, noting that the Fund

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APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

underperformed the benchmark for the one-year period, and outperformed for the three-year, five-year, and ten-year periods. The Board further considered that as of July 31, 2022, year-to-date performance had outperformed the benchmark.

The Board also considered the Fund’s outperformance compared to the Advisor’s similarly managed separate account composite for the one-year, three-year, and five-year periods ended March 31, 2022.

3.
The costs of the services provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement. In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to the peer funds and similarly managed separate accounts for other types of clients advised by the Advisor. When reviewing fees charged to other similarly managed accounts, the Board took into consideration the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.14% for the Fund (the “Expense Cap”) and noted that the Fund was currently operating below this level. The Board noted that the Fund’s advisory fee and net expense ratio (less Rule 12b-1 fees) were higher than those of its Morningstar peer group median and average. The Board also considered that the Fund’s net expense ratio (less Rule 12b-1 fees) was higher than those of its Cohort average. The Board also took into consideration the services the Advisor provided to its similarly managed separate account clients and private funds, comparing the fees charged for those management services to the fees charged to the Fund. The Board found that the fees charged to the Fund were below the fees charged by the Advisor to its similarly managed separate account clients and private funds. The Board concluded that the fees paid to the Advisor were fair and reasonable particularly in light of the strong comparative performance of the Fund against benchmarks and peers.

4.
Economies of Scale. The Board also considered whether economies of scale were being realized by the Advisor as the assets of the Fund had grown materially in recent years. The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Fund does not exceed its specified Expense Cap. The Board also considered that as Fund assets have continued to grow,

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APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

the annual expense ratios with respect to the Fund have declined to levels below the respective Expense Cap, permitting shareholders to share in the economies of scale realized through the growth of the Fund. The Board also considered that economies of scale have been shared with shareholders through increased investments by the Advisor in technology and resources, including investments in personnel related to the investment process to help maintain the Fund’s performance. In addition, the Board considered the out-of-pocket fees paid by the Advisor to support shareholder services. The Board concluded that it would continue to revisit this issue in the future as circumstances changed and assuming asset levels continued to increase.

5.
The profits to be realized by the Advisor and its affiliates from its relationship with the Fund. The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Fund. The Board considered the profitability to the Advisor from its relationship with the Fund and considered any additional material benefits derived by the Advisor from its relationship with the Fund, particularly benefits received in exchange for “soft dollars” and the Rule 12b-1 fees paid to the Advisor. In assessing profitability, the Board took into account that a significant portion of allocated Fund expenses was comprised of a distribution to the Fund’s portfolio management team, as their compensation. After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive and was consistent with the profitability in previous years. The Board determined that the Advisor had maintained adequate financial resources to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total combination of information available to it. Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable. The Board therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Akre Focus Fund

EXPENSE EXAMPLES For the Six Months Ended January 31, 2023 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees, distribution and/or service fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 – January 31, 2023).

Actual Expenses

The “Actual” lines of the following table provide information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales loads, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by Fund Services, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, a $15.00 fee is currently charged by Fund Services. You will be charged a redemption fee equal to 1% of the net amount of the redemption if you redeem your shares less than 30 days after you purchase them. An Individual Retirement Account will be charged an annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the following examples. The following examples include, but are not limited to, investment advisory fees, shareholder servicing fees, distribution fees, fund accounting fees, fund administration fees, custody fees, and transfer agent fees. However, the following examples do not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the actual line under the heading titled, “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the following table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to

Akre Focus Fund

EXPENSE EXAMPLES For the Six Months Ended January 31, 2023 (Unaudited) (Continued)

compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, each hypothetical line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	8/1/2022	1/31/2023	8/1/2022 – 1/31/2023[1]
Retail Class Actual	$1,000.00	$ 972.10	$6.51

Hypothetical (5% return
before expenses)	1,000.00	1,018.60	6.67
Institutional Class Actual	1,000.00	973.40	5.17

Hypothetical (5% return
before expenses)	1,000.00	1,019.96	5.30
Supra Institutional	1,000.00	973.80	4.78
Class Actual

Hypothetical (5% return
before expenses)	1,000.00	1,020.37	4.89

[1]
For the Fund’s Retail, Institutional, and Supra Institutional Class shares, expenses are equal to the annualized expense ratio for the most recent six-month period of 1.31%, 1.04%, and 0.96%, respectively, multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

Akre Focus Fund

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (877) 862-9556. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (877) 862-9556. Furthermore, you can obtain this information on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. The Fund’s Form N-PORT reports may also be obtained by calling (877) 862-9556.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (877) 862-9556. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.akrefund.com.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

Each year, you are automatically sent an updated summary prospectus as well as annual and semi-annual reports for the Fund, if applicable. In an effort to decrease costs, the Fund will reduce the number of duplicate summary prospectuses, proxy statements, and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Fund’s transfer agent toll free at (877) 862-9556 to request individual copies of these documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Akre Focus Fund

PRIVACY NOTICE (Unaudited)

The Fund collects non-public personal information about you from the following sources:

•	Information we receive about you on applications or other forms,

•	Information you give us verbally, and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic, and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Investment Advisor
AKRE CAPITAL MANAGEMENT, LLC
2 West Marshall Street
Post Office Box 998
Middleburg, VA 20118-0998

Distributor
QUASAR DISTRIBUTORS, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

Custodian
U.S. BANK N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant, and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102-2529

Legal Counsel
SULLIVAN & WORCESTER LLP
1633 Broadway, 32nd Floor
New York, NY 10019

Akre Focus Fund
	Ticker	CUSIP
Retail Class	AKREX	742935117
Institutional Class	AKRIX	742935125
Supra Institutional Class	AKRSX	74316P751

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Professionally Managed Portfolios

By (Signature and Title)      /s/Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date    April 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date    April 6, 2023

By (Signature and Title)      /s/Craig A. Benton
Craig A. Benton, Treasurer/Principal Financial Officer

Date    April 6, 2023

* Print the name and title of each signing officer under his or her signature.